Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Changes in Equity
Cash dividend per common share	$ 6.21	$ 5.90	$ 5.50
Common stock issued under employee plans (in shares)	3,998,245	4,311,998	3,893,366
Purchases of treasury stock under employee plans (in shares)	1,173,416	1,226,080	854,365
Sales of treasury stock under employee plans (in shares)	424,589	463,083	383,077
Other treasury shares purchased, not retired (in shares)	32,949,233	27,237,179	23,283,400